ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2025	2024
Accounts payable	$16,252	$13,202
Lease liabilities	9,201	9,801
Provisions	3,630	3,845
Other liabilities[1]	27,374	28,654
Total	$56,457	$55,502

Disclosure of current and non-current accounts payable and other [Table Text Block]	The current and non-current balances of accounts payable and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$32,288	$30,125
Non-current	24,169	25,377
Total	$56,457	$55,502